Other Non-Current Assets	12 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Other Non-Current Assets	Other non-current assets

	SA Rand
Figures in million	2026	2025
Debt instruments	54	46
Loans to associates (a)	116	116
Loan to ARM BBEE Trust (b)	29	45
Other loans	25	1
Loss allowance (a)	(116)	(116)
Equity instruments	193	107
Rand Mutual Assurance (c)	136	94
Other investments (d)	57	13
Inventories	212	207
Non-current portion of final metals in lock-up (e)	212	207

Total other non-current assets	459	360
(a)A loan of R116 million (2025: R116 million) owed by Pamodzi Gold Limited (Pamodzi) which was placed into liquidation during
2009, was provided for in full. Harmony is a concurrent creditor in the Pamodzi Orkney liquidation.
(b)During 2021, Harmony advanced R264 million to the ARM Broad-Based Economic Empowerment Trust (the ARM BBEE
Trust), of which Harmony is a trustee. The ARM BBEE Trust is controlled and consolidated by African Rainbow Minerals
Limited (ARM), which holds 9.5%[1] of Harmony's shares at 30 June 2026. The loan is interest-free and is receivable on the maturity of the loan on 30 June 2035. The loan is unsubordinated and unsecured.
The loan does not meet the requirements for amortised cost measurement as it fails the solely payments of principal and interest test and was therefore classified as fair value through profit or loss (refer to the fair value determination section in note 37 for detail). The group determined that the contractual terms include exposure to risk and volatility that is inconsistent with a basic lending arrangement. In making this assessment the group considered contingent events that would change the amount and timing of cash flows and potential limits on the group's claim to cash flows from specified assets (e.g.
non-recourse asset arrangements).
During the 2026 financial year, repayments of R23 million (2025: R28 million) were received on the loan.
1ARM's effective beneficial interest in Harmony is 11.7%. This interest includes shares subject to a hedging collar arrangement, which does not affect
ARM's beneficial ownership of the underlying shares.
16Other non-current assets continued
(c)Refer to note 37 for the fair value valuation technique used to measure the investment.
(d)The majority of the balance at 30 June 2026 relates to a 1.7% equity interest in Polymetals Resources Limited (Polymetals
Resources), acquired through the acquisition of MAC Copper during the year (refer to note 13). Polymetals Resources owns and operates the neighbouring Endeavor silver-zinc-lead mine next to CSA. The investment was initially established under a strategic partnership to unlock operational synergies, such as ore processing capacity and water infrastructure sharing in the region.
(e)Refer to note 21 for further details on inventories.